AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 92.8%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $46,973,060)	4,733,278	$44,824,145
Short-Term Investment — 6.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,914,998)	2,914,998	2,914,998

TOTAL INVESTMENTS—98.8% (cost $49,888,058)(wa)		47,739,143

Other assets in excess of liabilities(z) — 1.2%		593,426

Net Assets — 100.0%		$48,332,569

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5	3 Year U.S. Treasury Notes	Dec. 2023	$1,031,445	$(9,457)
364	5 Year U.S. Treasury Notes	Dec. 2023	38,350,814	(351,938)
				(361,395)
Short Positions:
58	2 Year U.S. Treasury Notes	Dec. 2023	11,757,234	35,799
36	10 Year U.S. Treasury Notes	Dec. 2023	3,890,250	74,404
53	10 Year U.S. Ultra Treasury Notes	Dec. 2023	5,912,813	173,072
50	20 Year U.S. Treasury Bonds	Dec. 2023	5,689,063	290,526
33	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	3,916,688	303,137
				876,938
				$515,543
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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